UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment           [  ]; Amendment Number:
This Amendment (Check only one.): [  ]  is a restatement.
                                  [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    M. Kingdon Offshore Master Fund L.P.
Address: c/o Goldman Sachs (Cayman) Trust, Limited
         P.O. Box 896, KY1-1103, Gardenia Court, Suite 3307
         45 Market Street, Camana Bay, Cayman Islands

13F File Number:  028-13996

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William Walsh
Title:     Chief Financial Officer
Phone:     (212) 333-0100


Signature, Place, and Date of Signing:


 /s/ William Walsh            New York, New York             November 14, 2011
--------------------        -----------------------       ----------------------


Report Type (Check only one.):

[ ]         13F HOLDINGS REPORT.

[X]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

Form 13F File Number                    Name
--------------------                    ---------------------------------
28-04575                                Kingdon Capital Management, L.L.C.